Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases	Leases
The Company currently maintains lease arrangements for corporate office space and vehicles. The Company's leases generally have initial terms ranging from one to seven years and may include renewal options and rent escalation clauses. The Company is typically required to make fixed minimum rent payments relating to its right to use an underlying leased asset.
The table below presents certain information related to the Company’s lease costs:

	For the Year Ended December 31,
	2024	2023	2022
Operating lease expense	$1,737	$1,958	$1,818
Short-term lease expense	611	340	110
Lease expense included within continuing operations	$2,348	$2,298	$1,928
The Company has no financing leases. All the right-of-use assets and lease liabilities recorded in the consolidated balance sheets relate to operating leases. The weighted-average remaining lease term for operating leases was 2.76 years and the weighted-average incremental borrowing rate was 7.52%.
As of December 31, 2024, future minimum lease payments required under operating leases are as follows:

For the Year Ended December 31,
2025	$1,196
2026	1,236
2027	839
2028	632
2029	438
Thereafter	111
Total minimum lease payments	4,452
Less: effects of discounting	(644)
Present value of future minimum lease payments	$3,808